Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 13.5%
Airbus SE	107,861	$25,368,086
Dassault Aviation SA	3,546	1,115,379
Safran SA	65,363	21,972,539
Thales SA	16,822	4,405,592
		52,861,596
Automobile Components — 1.0%
Cie Generale des Etablissements Michelin SCA	121,702	3,983,528
Automobiles — 0.4%
Renault SA	34,680	1,390,193
Banks — 7.2%
BNP Paribas SA	182,447	15,595,339
Credit Agricole SA	193,696	3,713,040
Societe Generale SA	128,273	8,931,707
		28,240,086
Beverages — 0.8%
Pernod Ricard SA	36,634	3,302,385
Building Products — 2.1%
Cie de Saint-Gobain SA	81,532	8,137,459
Capital Markets — 0.8%
Amundi SA(a)	11,160	893,421
Euronext NV(a)	13,824	2,118,338
		3,011,759
Chemicals — 5.1%
Air Liquide SA	105,015	20,125,868
Construction & Engineering — 4.2%
Bouygues SA	34,811	1,739,418
Eiffage SA	12,461	1,721,833
Vinci SA	90,559	12,851,389
		16,312,640
Consumer Staples Distribution & Retail — 0.4%
Carrefour SA	106,969	1,647,164
Diversified REITs — 0.2%
Covivio SA/France	10,191	658,364
Diversified Telecommunication Services — 1.4%
Orange SA	337,997	5,571,560
Electrical Equipment — 8.7%
Legrand SA	47,603	7,222,017
Schneider Electric SE	99,521	26,781,647
		34,003,664
Entertainment — 0.2%
Bollore SE	126,216	700,940
Financial Services — 0.2%
Edenred SE	43,775	938,744
Food Products — 2.7%
Danone SA	117,502	10,503,946
Health Care Equipment & Supplies — 5.2%
BioMerieux	7,497	939,323
EssilorLuxottica SA	54,646	19,600,134
		20,539,457
Hotels, Restaurants & Leisure — 0.9%
Accor SA	35,573	1,925,136
FDJ UNITED	20,351	573,509
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Sodexo SA	16,030	$847,834
		3,346,479
Insurance — 3.6%
AXA SA	314,865	14,224,889
IT Services — 1.1%
Capgemini SE	27,993	4,386,013
Life Sciences Tools & Services — 0.7%
Eurofins Scientific SE	21,545	1,467,505
Sartorius Stedim Biotech	5,286	1,273,889
		2,741,394
Machinery — 0.4%
Alstom SA(b)	62,920	1,651,465
Media — 1.0%
Publicis Groupe SA	41,546	4,054,953
Metals & Mining — 0.9%
ArcelorMittal SA	85,141	3,689,897
Multi-Utilities — 3.1%
Engie SA	331,540	8,436,458
Veolia Environnement SA	114,442	3,894,735
		12,331,193
Office REITs — 0.2%
Gecina SA	8,317	771,041
Oil, Gas & Consumable Fuels — 6.0%
TotalEnergies SE	360,485	23,715,131
Personal Care Products — 4.9%
L'Oreal SA	43,599	19,017,259
Pharmaceuticals — 5.4%
Ipsen SA	6,847	988,543
Sanofi SA	200,529	20,000,241
		20,988,784
Professional Services — 0.5%
Bureau Veritas SA	61,790	1,976,911
Retail REITs — 1.0%
Klepierre SA	39,144	1,523,803
Unibail-Rodamco-Westfield, New	22,141	2,351,818
		3,875,621
Semiconductors & Semiconductor Equipment — 0.7%
STMicroelectronics NV	122,930	2,831,892
Software — 0.9%
Dassault Systemes SE	121,750	3,410,108
Textiles, Apparel & Luxury Goods — 13.3%
Hermes International SCA	5,749	14,029,535
Kering SA	13,513	4,601,727
LVMH Moet Hennessy Louis Vuitton SE	45,393	33,551,032
		52,182,294
Trading Companies & Distributors — 0.4%
Rexel SA	40,821	1,555,726
Transportation Infrastructure — 0.5%
Aeroports de Paris SA	6,295	923,241

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure (continued)
Getlink SE	54,721	$989,782
		1,913,023
Total Long-Term Investments — 99.6% (Cost: $373,384,452)		390,593,426
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	130,000	130,000
Total Short-Term Securities — 0.0% (Cost: $130,000)		130,000
Total Investments — 99.6% (Cost: $373,514,452)		390,723,426
Other Assets Less Liabilities — 0.4%		1,411,659
Net Assets — 100.0%		$392,135,085

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$140,000	$—	$(10,000)(a)	$—	$—	$130,000	130,000	$1,051	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	15	12/19/25	$1,415	$17,925
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI France ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$390,593,426	$—	$390,593,426
Short-Term Securities
Money Market Funds	130,000	—	—	130,000
	$130,000	$390,593,426	$—	$390,723,426
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$17,925	$—	$17,925

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.